GENERAL (Schedule of Pro Forma Results) (Details) - Conjur [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Pro forma revenue	$ 262,169	$ 217,570
Pro forma net income	$ 13,985	$ 23,705
Basic net income per ordinary share	$ 0.40	$ 0.70
Diluted net income per ordinary share	$ 0.39	$ 0.66